ACCRUED EXPENSE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2019
ACCRUED EXPENSE AND OTHER PAYABLES
Schedule of Accrued Expense and other payables

	As of June 30,	As of June 30,
	2019	2018
Deposits from customers	$36,255	$162,241
Deferred offering costs payable	901,763	—
Professional service fees payable	104,982	—
Accrued expense	123,932	—
Others	6,623	536
	$1,173,555	$162,777